CONSOLIDATED AND COMBINED BALANCE SHEET - USD ($) shares in Thousands	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and cash equivalents	$ 3,476,188,000	$ 839,796,000
Marketable debt securities	224,979,000	0
Accounts receivable, net of allowance and reserves	270,453,000	181,875,000
Note receivable - related party	0	55,251,000
Other current assets	147,630,000	152,334,000
Total current assets	4,119,250,000	1,229,256,000
Building, capitalized software, leasehold improvements and equipment, net	278,251,000	305,414,000
Goodwill	1,879,438,000	1,616,867,000
Intangible assets, net of accumulated amortization	405,840,000	350,150,000
Long-term investments	297,643,000	347,975,000
Other non-current assets	294,860,000	247,746,000
TOTAL ASSETS	9,135,440,000	4,097,408,000
LIABILITIES:
Current portion of long-term debt	0	13,750,000
Accounts payable, trade	92,173,000	72,452,000
Deferred revenue	275,093,000	178,647,000
Accrued expenses and other current liabilities	383,562,000	320,473,000
Total current liabilities	750,828,000	585,322,000
Long-term debt, net	712,277,000	231,946,000
Income taxes payable	6,444,000	6,410,000
Deferred income taxes	52,593,000	44,459,000
Other long-term liabilities	230,378,000	180,307,000
Redeemable noncontrolling interests	231,992,000	43,818,000
Commitments and contingencies
SHAREHOLDERS' AND PARENT'S EQUITY:
Additional paid-in capital	5,909,614,000
Retained earnings	694,042,000	0
Invested capital		2,547,251,000
Accumulated Other Comprehensive Income (Loss), Net of Tax	(6,170,000)	(12,226,000)
Total IAC shareholders' and parent's equity, respectively	6,597,575,000	2,535,025,000
Noncontrolling interests	553,353,000	470,121,000
Total shareholders' and parent's equity, respectively	7,150,928,000	3,005,146,000
TOTAL LIABILITIES AND SHAREHOLDERS' AND PARENT'S EQUITY, RESPECTIVELY	9,135,440,000	4,097,408,000
MGM
ASSETS
Long-term investments	1,860,158,000	0
Common Stock
SHAREHOLDERS' AND PARENT'S EQUITY:
Common stock	$ 83,000	0
Common stock outstanding (shares)	82,976
Class B Common Stock
SHAREHOLDERS' AND PARENT'S EQUITY:
Common stock	$ 6,000	$ 0
Common stock outstanding (shares)	5,789